Accounts payable and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities [Abstract]
Trade payables	$ 3,037	$ 1,378
Other payables	3,538	3,066
Other accrued liabilities	902	887
Total accounts payable and accrued liabilities	$ 7,477	$ 5,331